Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
Corporate debt securities	$—	$—	$17.7	$17.7
Total	$—	$—	$17.7	$17.7

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
Corporate debt securities	$—	$—	$17.8	$17.8
Total	$—	$—	$17.8	$17.8

Summary of Changes in the Fair Values of Level 3 Assets Measured on a Recurring Basis
The following table presents a summary of the changes in the fair values of Level 3 assets, measured on a recurring basis, for the three and six months ended June 30, 2019 and 2018 (in millions).

	Three months ended June 30, 2019	Three months ended June 30, 2018
	Corporate debt	Corporate debt
	securities	securities

Fair value, beginning of period	$17.5	$21.4
Paid-in-kind dividends (1)	0.1	0.1
Accretion of original purchase discount (1)	—	0.2
Net valuation gain (loss) included in other comprehensive earnings (2)	0.1	(0.1)
Fair value, end of period	$17.7	$21.6

	Six months ended June 30, 2019	Six months ended June 30, 2018
	Corporate debt	Corporate debt
	securities	securities

Fair value, beginning of period	$17.8	$—
Transfers from Level 2	—	21.4
Paid-in-kind dividends (1)	0.1	0.1
Accretion of original purchase discount (1)	—	0.2
Impairment (1)	(0.4)	—
Net valuation gain (loss) included in other comprehensive earnings (2)	0.2	(0.1)
Fair value, end of period	$17.7	$21.6
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(1) Included in Interest, investment and other income on the Condensed Consolidated Statements of Operations
(2) Included in Unrealized gain (loss) on investments and other financial instruments, net (excluding investments in unconsolidated affiliates) on the Condensed Consolidated Statements of Comprehensive Earnings